6. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details Narrative
Minimum statutory state income tax liability	$ 912	$ 912
Federal net operating loss carry forwards	4,200,000
State net operating loss carry forwards	2,200,000
Net operating loss carry forwards from the Company's Hong Kong operations	$ 1,900,000
Operating loss carryforwards expiration dates	All expire at various dates from 2013 through 2031, except operating loss carryforwards from the Company's Hong Kong operations, which carry forward indefinitely.